Contract assets/liabilities (Tables)	12 Months Ended
Apr. 30, 2026
Contract Assetsliabilities
Schedule of contract assets/liabilities

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Contract assets	4,210,736	5,859,977	4,600,390
Less: Allowance for expected credit losses	(18,117)	(46,348)	(36,386)
	4,192,619	5,813,629	4,564,004

Contract liabilities	153,113	1,312,679	1,030,522

Schedule of contract assets

The Group’s contract assets are analyzed as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Retention receivables	1,204,920	2,195,666	1,723,713
Others*	3,005,816	3,664,311	2,876,677
	4,210,736	5,859,977	4,600,390

*	It represents the revenue not yet billed to the customers which the Group has completed the relevant services under such contracts but yet certified by representatives appointed by the customers.

Schedule of allowance for expected credit losses of contract assets

The movement in allowance for expected credit losses of contract assets computed based on lifetime ECL was as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Contract assets
At beginning of financial year	3,303	18,117	14,223
Addition	14,814	28,231	22,163
At end of financial year	18,117	46,348	36,386

Schedule of amount of revenue contract liabilities

Set out below is the amount of revenue recognized from:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Amounts included in contract liabilities at the beginning of the year	581,767	153,113	120,202
Performance obligations satisfied in previous years	-	-	-

Schedule of transaction price allocated to remaining performance obligations

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligations as at April 30, 2025 and 2026 may be recognized as revenue in the next reporting periods as follows:

	April 30, 2026	April 30, 2027	April 30, 2028	April 30, 2029	April 30, 2030
	SGD	SGD	SGD	SGD	SGD
Unsatisfied and partially unsatisfied performance obligations as at:
April 30, 2026	-	30,730,757	29,162,223	18,206,493	6,925,000
April 30, 2025	18,810,005	15,951,564	15,562,861	6,730,809	-